Commitments and Contingencies (Schedule of Accrued Product Warranty Cost) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Commitments and Contingencies
Balance at beginning of year	¥ 6,707	¥ 6,031
Addition	3,750	4,284
Utilization	(4,305)	(3,739)
Other	(554)	131
Balance at end of year	¥ 5,598	¥ 6,707